Other non-current assets (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Other Non-Current Assets [Line Items]
Other receivables	£ 299	£ 458
Prepayments	660	390
Other non-current assets	959	848
Current prepayments	£ (340)	£ (385)